Leases - Schedule of Profit or Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit or Loss [Abstract]
Interest on lease liabilities			$ 53,629	$ 23,700	$ 48,363
Depreciation charge of right-of-use assets	$ 379,407	$ 363,611	743,146	712,003	743,956
Expense relating to short-term leases			11,002	11,126	42,931
Total amount recognized in profit or loss			$ 807,777	$ 746,829	$ 835,250